Noncontrolling Interests and Redeemable Noncontrolling Interests - Schedule of Net Income (Loss) to Noncontrolling Interest for Tax Equity Investors (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Contributions from Tax Equity Investors			$ 144,895	$ 0	$ 12,172	$ 55,765	$ 110,216
Distributions to Tax Equity Investors	$ 3,811	$ 18,324		6,370	22,135	19,318	19,189	$ 15,748
Distributions to Tax Equity Investors, paid			$ 865	2,030	2,614	3,573	745
Tax Equity Investors
Noncontrolling Interest [Line Items]
Net income (loss) attributable to NCI	$ (48,953)	$ (2,801)		(48,035)	(27,887)	(21,036)	(63,229)	(95,686)
Contributions from Tax Equity Investors				0	12,361	102,113	93,817	144,723
Less: Syndication costs				238	201	524	9,859	7,050
Contributions from Tax Equity Investors, net				(238)	12,160	101,589	83,958	137,673
Distributions to Tax Equity Investors				6,370	22,206	62,457	18,848	17,031
Distributions to Tax Equity Investors, paid				$ 5,932	$ 23,539	$ 64,123	$ 17,850	$ 17,498